Risk Management - Summary of Carrying Amounts, the Fair Value and Schedule of Expected Reclassifications (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about hedged items [line items]
Exports affecting the statement of income | $	$ (4,101)		$ (3,195)	$ (2,954)
Nominal value of hedging instrument at December 31, 2018					$ 75,223	R$ 291,476
Non-derivative financial instruments (debt: principal and interest) [member]
Disclosure of detailed information about hedged items [line items]
Beginning balance	$ 58,400	R$ 193,189
Hedged transactions	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	$ 31,521	R$ 116,927
Nature of the risk	Foreign Currency - Real vs U.S. Dollar Spot Rate	Foreign Currency - Real vs U.S. Dollar Spot Rate
Exports affecting the statement of income	$ (6,881)	R$ (25,151)
Maturity Date	January 2019 to December 2028	January 2019 to December 2028
Principal repayments / amortization	$ (16,872)	R$ (61,277)
Carrying amount	66,168	256,390	58,400		$ 66,168	R$ 256,390
Foreign exchange variation | R$		32,702
Ending balance	$ 66,168	R$ 256,390	$ 58,400